Earnings (Loss) Per Share (Tables)	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of Earnings Per Share

The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released. ($ in thousands, except per share amounts):

	Three months ended March 31, 2016	Three months ended March 31, 2015
Income (Loss)	$154	$(353)

Weighted-Average Shares	4,949,835	3,904,725
Effect of stock options	16,235	—

Weighted-Average Diluted Shares	4,966,070	3,904,725
Basic income per share	$0.03	$(0.09)

Diluted income per share	$0.03	$(0.09)

The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released ($ in thousands, except per share amounts):

	Net loss available to common stockholders	Weighted Average Shares	Per Share Amount
Year Ended December 31, 2015:
Basic and Dilutive loss per share:
Net loss available to common stockholders	$(2,245)	3,993,560	$(0.56)